Share-Based Compensation (Details 4) - Group of five employees - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014
Other Equity Compensation
Recognition period of stock based compensation expense	2 years
Compensation expense		$ 2,138,404	$ 534,601
Total unrecognized compensation expense	$ 4,276,810	$ 1,603,805	$ 3,742,209